Material Accounting Policy Information	6 Months Ended
Jun. 30, 2023
Material Accounting Policy Information [abstract]
Material accounting policy information

Note 2. Material accounting policy information

These general-purpose condensed interim unaudited financial statements for the interim half-year reporting period ended June 30, 2023, have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (‘IASB’).

These general-purpose condensed interim unaudited financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, these condensed interim unaudited financial statements are to be read in conjunction with the annual report for the year ended December 31, 2022, and any public announcements made by the company during the interim reporting period in accordance with the continuous disclosure requirements of the Australian Corporations Act 2001.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, unless otherwise stated.

New Accounting Standards and Interpretations not yet mandatory or early adopted

International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet mandatory, have not been early adopted by the consolidated entity for the half-year ended June 30, 2023.

Going concern

The consolidated entity incurred a net loss after tax for the half-year ended June 30, 2023, of AUD$2,145,538 ($1,421,829) and had net cash outflows from operating activities of AUD$2,299,944 ($1,524,150). The consolidated entity’s ability to continue as a going concern is dependent upon it achieving its forecasts. The financial statements have been prepared on the basis that the consolidated entity is a going concern, which contemplates the continuity of normal business activity, realisation of assets and settlements of liabilities in the normal course of business for the following reasons:

●	As of June 30, 2023, the consolidated entity had cash and cash equivalents of AUD$15,922,705 ($10,551,826), total assets of AUD$18,295,845 ($12,124,484) and net assets of AUD$14,871,719 ($9,855,348).

●	As at the end of the half year, the Company had a trade and other receivables balance amounting to AUD$709,912 ($470,452).

●	Management believes the consolidated entity has sufficient funds available to meet its commitments for at least twelve months from the date of signing of this report.